Operating Leases – Right-of-Use Assets (Details)	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)	Apr. 30, 2023 USD ($)
Operating Leases – Right-of-Use Assets [Abstract]
Operating lease liabilities	¥ 3,467,368		¥ 11,695,406		$ 25,497
Operating lease right of use assets	3,467,368		11,641,238		$ 25,497
Rent expense	¥ 8,355,000	$ 61,438	¥ 9,567,000	¥ 10,779,000